UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
           --------------------------------------------------------------
Address:   909 Third Avenue, 30th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04712
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     05/13/02
-----------------------             ------------                     --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 15
                                            ---------------------------
Form 13F Information Table Value Total:     $         47,139
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 2                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------

  --------------------------------------------------------------------------------------------------------------------------
                                                                                   Item 6: Investment Discretion
  --------------------------------------------------------------------------------------------------------------------------
  Item 1:                Item 2:    Item 3:  CUSIP  Item 4: Fair   Item 5:                       (b) Shared-   (c) Shared-
  Name of Issuer         Title of   Number          Market Value   Shares or                     As Defined    Other
                         Class                                     Principal       (a) Sole      in Instr. V
                                                                   Amount
  --------------------------------------------------------------------------------------------------------------------------
  Bethlehem Steel        COM        87509105        317,000        704,500         704,500
  --------------------------------------------------------------------------------------------------------------------------
  Biotime Inc.           COM        090066L105      272,000        90,750          90,750
  --------------------------------------------------------------------------------------------------------------------------
  Brunswick Corp         COM        117043109       60,000         2,200           2,200
  --------------------------------------------------------------------------------------------------------------------------
  Dave and Buster's      COM        23833N104       125,000        12,020          12,020
  --------------------------------------------------------------------------------------------------------------------------
  Florsheim              COM        343302105       2,000          42,683
  --------------------------------------------------------------------------------------------------------------------------
  Ladenburg Thalmann     COM        50575Q102       198,000        335,920         335,920
  --------------------------------------------------------------------------------------------------------------------------
  NCR Corp.              COM        62886E108       9,621,000      215,000         215,000
  --------------------------------------------------------------------------------------------------------------------------
  New Valley Corp        COM        649080504       1,398,000      338,500         338,500
  --------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS (Page)                              11,993,000
  --------------------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------
                                         Item 8: Voting Authority (Shares)
  -----------------------------------------------------------------------------
  Item 1:                  Item 7:
  Name of Issuer           Managers See
                           Instr. V      (a) Sole       (b) Shared    (c) None
  -----------------------------------------------------------------------------
  Bethlehem Steel                        704,500
  -----------------------------------------------------------------------------
  Biotime Inc.                           90,750
  -----------------------------------------------------------------------------
  Brunswick Corp                         2,200
  -----------------------------------------------------------------------------
  Dave and Buster's                      12,020
  -----------------------------------------------------------------------------
  Florsheim                              42,683
  -----------------------------------------------------------------------------
  Ladenburg Thalmann                     335,920
  -----------------------------------------------------------------------------
  NCR Corp.                              215,000
  -----------------------------------------------------------------------------
  New Valley Corp                        338,500
  -----------------------------------------------------------------------------
  COLUMN TOTALS (Page)
  -----------------------------------------------------------------------------

                                    FORM 13F

Page 2 of 2                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6: Investment Discretion
---------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:      Item 3:        Item 4: Fair       Item 5:                     (b)         (c) Shared-
Name of Issuer         Title of     CUSIP Number   Market Value       Shares or                   Shared- As  Other
                       Class                                          Principal     (a) Sole      Defined in
                                                                      Amount                      Instr. V

---------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM          22281N103      1,008,000          1,400,000     1,400,000
---------------------------------------------------------------------------------------------------------------------------
Polaroid               COM          731095105      23,000             270,000       270,000
---------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM          783755101      118,000            10,751        10,751
---------------------------------------------------------------------------------------------------------------------------
Scitex Ltd.            ORD          809090103      447,000            140,000       140,000
---------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM          880349105      1,945,000          486,200       486,200
---------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM          909214108      10,129,000         802,000       802,000
---------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.      COM          922944103      21,476,000         1,327,300     1,327,300
---------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                               35,146,000
---------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN                                   47,139,000
TOTALS
---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                   Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------------
Item 1:                  Item 7:
Name of Issuer           Mana-
                         gers      (a) Sole       (b) Shared    (c) None
                         See
                         Instr. V
-------------------------------------------------------------------------------
Covanta Energy                     1,400,000
-------------------------------------------------------------------------------
Polaroid                           270,000
-------------------------------------------------------------------------------
Ryerson Tull                       10,751
-------------------------------------------------------------------------------
Scitex Ltd.                        140,000
-------------------------------------------------------------------------------
Tenneco Automotive                 486,200
-------------------------------------------------------------------------------
Unisys Corp                        802,000
-------------------------------------------------------------------------------
Foot Locker, Inc.                  1,327,300
-------------------------------------------------------------------------------
COLUMN TOTALS (Page)
-------------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
-------------------------------------------------------------------------------